SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
	2018	2017
Current
Salaries, annual complementary salaries, vacation and bonuses	4,371	1,677
Social security payables	1,280	907
Termination benefits	296	1
	5,947	2,585
Non-current
Termination benefits	347	—
	347	—
Total salaries and social security payables	6,294	2,585